                                                      File Nos. 2-10527/
                                                                 811-96

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.
                               ----                             ---
  Post-Effective Amendment No.  87                               X
                               ----                             ---
                                and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  26                                              X
                ----                                            ---

                      KEYSTONE BALANCED FUND (K-1)
                      ----------------------------
           (Exact name of Registrant as specified in Charter)


        200 Berkeley Street, Boston, Massachusetts 02116-5034
        -----------------------------------------------------
         (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:(617) 210-3200
                                                   --------------

            Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
            ---------------------------------------------------
                       Boston, Massachusetts 02116-5034
                       ---------------------------------
                   (Name and Address of Agent for Service)

      It is proposed that this filing will become effective:

  X   immediately upon filing pursuant to paragraph (b)
 ---
      on (date) pursuant to paragraph (b)
 ---
      60 days after filing pursuant to paragraph (a)(i)
 ---
      on (date) pursuant to paragraph (a)(i)
 ---
      75 days after filing pursuant to paragraph (a)(ii)
 ---
      on (date) pursuant to paragraph (a)(ii) of Rule 485.
 ---

The Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended June 30, 1997 was filed on August 28, 1997.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                 Proposed       Proposed
Title of                         Maximum        Maximum
Securities       Amount          Offering       Aggregate    Amount of
Being            Being           Price Per      Offering     Registration
Registered       Registered      Unit*          Price**        Fee
-------------------------------------------------------------------------------
Shares of
$1.00 Par        29,517,723      $ 12.99        $383,435,222   $-
Value
-------------------------------------------------------------------------------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on August 15, 1997.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 29,517,723 shares of the Fund were redeemed during its fiscal year ended June 30, 1997. Of such shares, none were used for a reduction pursuant to Rule 24f-2 during the current year.

                          KEYSTONE BALANCED FUND (K-1)

                                   CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 87
                                       to
                              REGISTRATION STATEMENT


This Post-Effective Amendment No. 87 to Registrant's Registration Statement No. 2-10527/811-96 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURES PAGES

                         Number of Holders of Securities

                                Indemnification

                         Business and Other Connections

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                    Exhibits (including Powers of Attorney)

                          KEYSTONE BALANCED FUND (K-1)


Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A           Prospectus Caption

    1               Cover Page

    2               Expense Information

    3               Financial Highlights

    4               Cover Page
                    The Fund
                    Investment Objective and Policies
                    Investment Restrictions
                    Risk Factors

    5               Fund Management and Expenses
                    Additional Information

    5A              Not applicable

    6               The Fund
                    Dividends and Taxes
                    Fund Shares
                    Shareholder Services
                    Pricing Shares

    7               How to Buy Shares
                    Distribution Plan
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable


Items in
Part B of
Form N-1A           Statement of Additional Information Caption
---------           --------------------------------------------
    10              Cover Page

    11              Table of Contents

    12              Not applicable

    13              The Fund
                    Investment Restrictions
                    Special Considerations
                    Investment Restrictions
                    Brokerage
                    Appendix

    14              The Trust Agreement
                    Trustees and Officers

    15              Additional Information

    16              Investment Adviser
                    Principal Underwriter
                    Distribution Plan
                    Sales Charge
                    Additional Information

    17              Brokerage

    18              The Trust Agreement

    19              Valuation of Securities
                    Distribution Plan

    20              Distributions and Taxes

    21              Principal Underwriter

    22              Standardized Total Return and Yield
                    Quotations

    23              Financial Statements

                          KEYSTONE BALANCED FUND (K-1)


                                     PART A


                                   PROSPECTUS

--------------------------------------------------------------------------------


PROSPECTUS                                                     September 2, 1997

--------------------------------------------------------------------------------

                          KEYSTONE BALANCED FUND (K-1)
             200 Berkeley Street, Boston, Massachusetts 02116-5034
                         Call Toll Free 1-800-343-2898
--------------------------------------------------------------------------------

  Keystone Balanced Fund (K-1) (the "Fund") is a mutual fund whose goal is current income.


  The Fund invests, under normal circumstances, in a combination of equity and debt securities chosen primarily for their potential for current income and secondarily, to the extent consistent with the Fund's investment objective, for their potential for capital appreciation. Under normal circumstances, the Fund also maintains at least 25% of its total assets in fixed income senior securities. The Fund may invest in any type of security, but it emphasizes securities having a liberal current yield consistent with investment quality.



  Your purchase payment is fully invested. There is no sales charge when you buy the Fund's shares. With certain exceptions, the Fund may impose a deferred sales charge, which declines from 4.00% to 1.00%, if you redeem your shares within four calendar years of purchase.


  The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") under which it bears some of the costs of selling its shares to the public.

  This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.


  Additional information about the Fund is contained in a statement of additional information dated September 2, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.



  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and shares are not insured or otherwise protected by the U.S. government, by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and involve risk, including the possible loss of principal.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                   Page                                                      Page
Expense Information.............................     2    Distribution Plan...............................    10
Financial Highlights............................     3    How to Buy Shares...............................    12
The Fund........................................     4    How to Redeem Shares............................    13
Investment Objective and Policies...............     4    Shareholder Services............................    15
Investment Restrictions.........................     5    Performance Data................................    17
Risk Factors....................................     6    Fund Shares.....................................    17
Pricing Shares..................................     6    Additional Information..........................    17
Dividends and Taxes.............................     7    Additional Investment Information...............   (i)
Fund Management and Expenses....................     8


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              EXPENSE INFORMATION
                          Keystone Balanced Fund (K-1)



     The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses;" "How to Buy Shares;" "Distribution Plan;" and "Shareholder Services."



Shareholder Transaction Expenses
       Deferred Sales Charge(1)............................................................................    4.00%
       (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)
Annual Fund Operating Expenses(2)
(as a percentage of average net assets)
       Management Fee......................................................................................    0.44%
       12b-1 Fees(3).......................................................................................    1.00%
       Other Expenses......................................................................................    0.26%
                                                                                                              ------
       Total Fund Operating Expenses.......................................................................    1.70%
                                                                                                              ------
                                                                                                              ------



                                                                            1 Year    3 Years    5 Years    10 Years
                                                                            ------    -------    -------    --------
Example(4)
You would pay the following expenses on a $1,000 investment, assuming (1)
a 5% annual return and (2) redemption at the end of each period:.........    $ 57       $74        $92        $201
You would pay the following expenses on the same investment, assuming no
redemption:..............................................................    $ 17       $54        $92        $201



Amounts shown in the example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

---------------

(1) The deferred sales charge declines from 4.00% to 1.00% of amounts redeemed within four calendar years after purchase. No deferred sales charge is imposed thereafter.


(2) Expense ratios are for the Fund's fiscal year ended June 30, 1997. Total Fund Operating Expenses include indirectly paid expenses.


(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). See "Distribution Plan."


(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS
                          Keystone Balanced Fund (K-1)
                 (For a share outstanding throughout each year)



     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.


                                                                           Year Ended June 30,
                                         ---------------------------------------------------------------------------------------
                                          1997      1996      1995      1994      1993      1992      1991      1990      1989
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value beginning of year......  $ 11.33   $ 10.09   $  9.26   $ 10.10   $  9.77   $  9.16   $ 9.10    $ 9.12    $ 8.37
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment operations
Net investment income..................     0.30      0.29      0.31      0.28      0.31      0.32     0.45      0.50      0.46
Net realized and unrealized gain (loss)
  on investment and foreign currency
  related transactions.................     2.07      1.42      0.96     (0.37)     0.66      0.75     0.18      0.20      0.83
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment operations.......     2.37      1.71      1.27     (0.09)     0.97      1.07     0.63      0.70      1.29
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions from:
Net investment income..................    (0.30)    (0.24)    (0.31)    (0.28)    (0.31)    (0.32)   (0.50)    (0.50)    (0.54)
In excess of net investment income.....        0     (0.03)    (0.02)    (0.07)    (0.09)    (0.14)   (0.04)    (0.04)        0
Tax basis return of capital............        0         0         0     (0.02)        0         0        0         0         0
Net realized gain on investments.......    (0.45)    (0.20)    (0.02)    (0.25)    (0.24)        0    (0.03)    (0.18)        0
In excess of net realized gain on
  investments..........................        0         0     (0.09)    (0.13)        0         0        0         0         0
                                         -------   -------   -------   -------   -------   -------   ------    -------   -------
Total distributions....................    (0.75)    (0.47)    (0.44)    (0.75)    (0.64)    (0.46)   (0.57)    (0.72)    (0.54)
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value end of year............  $ 12.95   $ 11.33   $ 10.09   $  9.26   $ 10.10   $  9.77   $ 9.16    $ 9.10    $ 9.12
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total return (a).......................   21.95%    17.35%    14.20%    (1.16%)   10.39%    11.86%    7.49%     7.99%    16.07%
Ratios/Supplemental Data
Ratios to average net assets:
  Total expenses.......................    1.70%     1.72%     1.77%     1.71%     1.93%     1.97%    1.88%     1.99%     1.96%
  Total expenses, excluding indirectly
    paid expenses......................    1.69%     1.71%       N/A       N/A       N/A       N/A      N/A       N/A       N/A
  Net investment income................    2.50%     2.71%     3.33%     2.81%     3.07%     3.25%    4.56%     4.94%     5.48%
Portfolio turnover rate................      89%       96%       88%       88%       74%       52%      60%       35%       49%
Average commission rate paid per
  share................................  $0.0400   $0.0031       N/A       N/A       N/A       N/A      N/A       N/A       N/A
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets end of year (millions)......  $ 1,625   $ 1,481   $ 1,345   $ 1,390   $ 1,464   $ 1,184   $  902    $  827    $  712
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                                         -------   -------   -------   -------   -------   -------   -------   -------   -------

                                   Year Ended June 30,
                                          1988
                                         ------
Net asset value beginning of year......  $ 9.74
                                         ------
Income from investment operations
Net investment income..................    0.47
Net realized and unrealized gain (loss)
  on investment and foreign currency
  related transactions.................   (0.82)
                                         ------
Total from investment operations.......   (0.35)
                                         ------
Less distributions from:
Net investment income..................   (0.60)
In excess of net investment income.....       0
Tax basis return of capital............       0
Net realized gain on investments.......   (0.42)
In excess of net realized gain on
  investments..........................       0
                                         ------
Total distributions....................   (1.02)
                                         ------
Net asset value end of year............  $ 8.37
                                         ------
                                         ------
Total return (a).......................  (3.37%)
Ratios/Supplemental Data
Ratios to average net assets:
  Total expenses.......................   1.91%
  Total expenses, excluding indirectly
    paid expenses......................     N/A
  Net investment income................   5.34%
Portfolio turnover rate................     64%
Average commission rate paid per
  share................................     N/A
                                         ------
Net assets end of year (millions)......  $  685
                                         ------
                                         ------


---------------

(a) Excluding applicable sales charge.

-------------------------------------------------------
THE FUND
-------------------------------------------------------


  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was created under Pennsylvania law as a common law trust and has been offering its shares continuously since September 11, 1935. The Fund is one of over thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.


-------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
-------------------------------------------------------

  The Fund's investment objective is to provide shareholders with current income.


  The Fund's objective is fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").


  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

Principal Investments
  Under normal circumstances, the Fund invests in a combination of equity and debt securities chosen primarily for their potential for current income and secondarily, to the extent consistent with the Fund's investment objective, for their potential for capital appreciation. The Fund normally emphasizes securities having a liberal current yield consistent with investment quality on which the interest or dividend payments are considered reasonably secure. Under normal circumstances, the Fund maintains at least 25% of its total assets in fixed income senior securities.

  The Fund may invest in any type of security, including bonds, debentures and income obligations as well as common and preferred stocks.

Other Eligible Investments
  In addition to its other investment options, the Fund may invest in limited partnerships, including master limited partnerships, and up to 25% of its assets in foreign securities.

  When market conditions warrant, the Fund may invest up to 100% of its assets for temporary or defensive purposes in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. government securities; instruments, including certificates of deposit, demand and time deposits and bankers' acceptances, of banks that are members of the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements, including U.S. branches of foreign banks and foreign branches of U.S. banks; and prime commercial paper, including master demand notes. When the Fund invests for defensive purposes it seeks to limit the loss of principal and is not pursuing its investment objective.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.

  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.


  The Fund may also invest in below-investment grade securities issued by United States ("U.S.") and foreign issuers having a rating range of BB to CCC by Standard & Poor's Ratings Group ("S&P") and/or Ba to Caa by Moody's Investors Service ("Moody's") or, if unrated, believed to have a comparable rating. The Fund may also invest in below-investment grade rated zero coupon and payment-in-kind ("PIK") securities. The Fund currently expects that less than 5% of its total assets will be invested in below-investment grade securities. For more information on below-invesment grade securities, see the statement of additional information.


  The Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when issued and delayed delivery basis and purchase or sell securities on a forward commitment basis, lend portfolio securities, write covered call and put options and purchase call and put options to close out existing positions. The Fund may also enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation. The Fund may also employ new investment techniques with respect to options or financial futures contracts and related options.

  The Fund may invest in certain types of derivative instruments, including mortgage-related securities, such as collateralized mortgage obligations, and enter into interest rate transactions, such as "swaps," "caps," and "floors." These vehicles can also be combined to create more complex products called hybrid derivatives or structured securities.


  For further information about the types of investments and investment techniques available to the Fund and the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus as well as the statement of additional information.


-------------------------------------------------------
INVESTMENT RESTRICTIONS
-------------------------------------------------------


  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the approval of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information.



  Generally, the Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities) except that up to 25% of its total assets may be invested without regard to this limit; (2) invest in more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities) except that up to 25% of the Fund's total assets may be invested without regard to this limit; (3) borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to 10% of the value of the Fund's net assets (computed at cost), or enter into reverse repurchase agreements provided that bank borrowings and reverse repurchase agreements, in aggregate, shall not exceed 10% of the value of the Fund's net assets; and (4) invest more than 25% of its total assets in issuers in any single industry (other than U.S. government securities).


  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Trustees were to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

-------------------------------------------------------
RISK FACTORS
-------------------------------------------------------

  Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. You can lose money by investing in the Fund. Your investment is not guaranteed. A decrease in the value of the Fund's portfolio securities can result in a decrease in the value of your investment.

  Certain risks related to the Fund are discussed below. In addition to the risks discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.


  Nature of the Fund. By itself, the Fund does not constitute a balanced investment plan. The Fund makes sense for those investors who can afford to ride out changes in the stock market because it will typically invest a substantial portion of its assets in common and preferred stocks.


  Foreign Risk. Securities of foreign issuers generally entail more risk than those of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

  Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

-------------------------------------------------------
PRICING SHARES
-------------------------------------------------------


  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. Eastern time) on each day on which the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.


  Current values for the Fund's portfolio securities are determined as follows:

  (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees.

  (2) Securities traded in the over-the-counter market, other than NMS, are valued at the mean of the bid and asked prices at the time of valuation.

  (3) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

  (4) Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value.

  (5) Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

  (6) The following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS, if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

  The Fund believes that reliable market quotations are generally not readily available for purposes of valuing fixed income securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such securities will be based upon their fair value determined under procedures that have been approved by the Board of Trustees. The Board of Trustees has authorized the use of a pricing service to determine the fair value of the Fund's fixed income securities and certain other securities. Securities for which market quotations are readily available are valued on a consistent basis at the price quoted that, in the opinion of the Trustees or the person designated by the Trustees to make the determination, most nearly represents the market value of the particular security.

-------------------------------------------------------
DIVIDENDS AND TAXES
-------------------------------------------------------


  The Fund has qualified and intends to qualify in the future as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax imposed on a RIC when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.



  Any taxable dividend declared in October, November, or December to shareholders of record in such months, and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which the dividend was declared.


  The Fund will make distributions from its net investment income to its shareholders by the 15th day of February, May, August, and November each year and net capital gains, if any, at least annually.


  If the Fund qualifies as a RIC and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.


  Distributions are payable in shares of the Fund or, at the shareholder's option (which must be exercised before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains distributions are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Dividends and distributions may also be subject to state and local taxes.


  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.


-------------------------------------------------------
FUND MANAGEMENT AND EXPENSES
-------------------------------------------------------

Fund Management

  Subject to the general supervision of the Fund's Board of Trustees, Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, provides investment advice, management and administrative services to the Fund.



Investment Adviser


  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of First Union Keystone, Inc. ("First Union Keystone"). Both Keystone and First Union Keystone are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.



  First Union Keystone is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union").



  First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $66 billion in assets as of June 30, 1997 belonging to a wide range of clients, including the Evergreen Keystone funds.



  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, and provides all necessary office space, facilities and equipment.

  The Advisory Agreement provides that, for its services to the Fund, the Fund pays Keystone a fee for its services at the annual rate of:



                                 Aggregate Net Asset
                                 Value of the Shares
Management Fee                       of the Fund
-----------------------------   ----------------------
                1.5% of Gross Dividend
               and Interest Income Plus
0.60% of the first              $100,000,000, plus
0.55% of the next               $100,000,000, plus
0.50% of the next               $100,000,000, plus
0.45% of the next               $100,000,000, plus
0.40% of the next               $100,000,000, plus
0.35% of the next               $500,000,000, plus
0.30% of amounts over           $1,000,000,000;



computed as of the close of business each business day and payable monthly.



  The Advisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of shareholders of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Fund's Independent Trustees (Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone, or by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its "assignment" as defined in the 1940 Act.



Principal Underwriter


  Evergreen Keystone Distributor, Inc. ("EKD"), a subsidiary of The BISYS Group, Inc., which is not affiliated with First Union, is the Fund's principal underwriter (the "Principal Underwriter"). EKD replaced Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Fund's Principal Underwriter. EKIS may no longer act as Principal Underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as Principal Underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as Principal Underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions. EKD is located at 125 West 55th Street, New York, New York 10019.



Sub-Administrator


  BISYS Fund Services ("BISYS"), an affiliate of EKD, distributor for the Fund, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Keystone calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                           Aggregate Average Daily Net
                             Assets Of Mutual Funds
                         Administered By BISYS For Which
                         Any Affiliate Of FUNB Serves As
Sub-Administrator Fee          Investment Adviser
---------------------   ---------------------------------
      0.0100%..              on the first $7 billion
      0.0075%..              on the next $3 billion
      0.0050%..              on the next $15 billion
      0.0040%..              on assets in excess of $25 billion




  The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $30.5 billion as of June 30, 1997.


Portfolio Manager

  Walter McCormick has been the Fund's Portfolio Manager since 1984. He is a Keystone Senior Vice President and a Senior Portfolio Manager and has more than 27 years experience in equity investing.

Fund Expenses

  The Fund pays all of its expenses. In addition to the investment management and distribution fees discussed herein, the principal expenses that the Fund is expected to pay include, but are not limited to: fees and expenses of its transfer agent, its custodian, and its independent auditors; fees of its Independent Trustees; expenses of shareholders' and Trustees' meetings; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports, and proxy material; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges, and taxes. For the fiscal year ended June 30, 1997, the Fund paid expenses, including indirectly paid expenses, equal to 1.70% of its average net assets.



  During the fiscal year ended June 30, 1997, the Fund paid or accrued management fees of $6,854,615 to Keystone, which represented 0.44% of the Fund's average daily net assets.



  For the fiscal year ended June 30, 1997, the Fund paid or accrued $2,979,483 to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC"), for services rendered as the Fund's transfer and dividend disbursing agent, and $101,818 to Keystone for certain administrative and accounting services. EKSC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116.


Securities Transactions

  Under policies established by the Fund's Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, EKD, or their affiliates.



  The Fund may pay higher commissions to broker-dealers which provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.


Portfolio Turnover

  The Fund's portfolio turnover rates for the fiscal years ended June 30, 1997 and 1996 were 89% and 96%, respectively. For further information about brokerage and distributions, see the statement of additional information.



Code of Ethics


  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.


-------------------------------------------------------

DISTRIBUTION PLAN

-------------------------------------------------------


  The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD currently limits such annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges paid by shareholders to EKD or its predecessor) remaining unpaid from time to time.



  Payments under the Distribution Plan are currently made to EKD and its predecessor (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Fund shares sold and (2) as shareholder service fees in respect of shares maintained by the recipient and outstanding on the Fund's books for specified periods and (3) as interest. Amounts paid or accrued to EKD and its predecessor under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.



  EKD generally reallows to brokers-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold. In addition, EKD generally reallows to broker-dealers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods.



  If the Fund is unable to pay EKD a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, EKD intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealers or others in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse EKD or its predecessor for Advances, EKD and its predecessor intend to seek full payment of such amounts from the Fund (together with interest at the rate of prime plus 1%) at such times in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. EKIS, the predecessor to EKD, currently intends to seek payment of interest only on such Advances paid or accrued by EKIS subsequent to July 7, 1992. If the Fund's Independent Trustees authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.



  As of June 30, 1997, the maximum uncollected amounts for which EKD or EKIS may seek payment from the Fund under its Distribution Plan was $779,658 (0.05% of the Fund's net asset value).



  The amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the operation of the Distribution Plan, and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. Unless limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.



  The Distribution Plan may be terminated at any time by vote of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the Fund. If the Distribution Plan is terminated, EKD will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.



  Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.



  While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.



Arrangements with Broker-Dealers and Others


  Upon written notice to broker-dealers, EKD may, at its own expense, periodically sponsor programs that offer additional compensation in connection with sales of Fund shares. Participation in such programs may be available to all broker-dealers or to selected broker-dealers who have sold or are expected to sell significant amounts of shares. EKD and EKIS, in connection with the services they provide, may also provide additional compensation, including financial assistance, to broker-dealers for preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.



  EKD may, at its own expense, pay concessions in addition to those described above to broker-dealers, including, from time to time, First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by EKD. These conditions relate to increasing sales of shares of the Evergreen Keystone funds over specified periods and certain other factors. Such payments, depending on the broker-dealer's satisfaction of the required conditions, may be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.



  EKD also may pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of the payments made allowable to broker-dealers for the sale of such shares as described above.



  The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling or distributing the shares of registered open-end investment companies such as the Fund. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Fund's Board of Trustees will consider what action, if any, is appropriate.



  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.


-------------------------------------------------------
HOW TO BUY SHARES
-------------------------------------------------------


  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with EKD, banks, other financial intermediaries or directly through EKD.



  In addition, you may purchase Fund shares by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds before sending in a completed account application. Subsequent investments in Fund shares in any amount may be made by check, wiring federal funds or electronic funds transfer ("EFT").



  The Fund's shares are sold at the public offering price, which is equal to the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $1,000, except for purchases by participants in certain retirement plans for which the minimum is waived and investments under the Systematic Investment Plan where the minimum investment amount is $25. There is no minimum for subsequent purchases.


Contingent Deferred Sales Charge
  With certain exceptions, when shares are redeemed within four calendar years after their purchase, the Fund may charge a contingent deferred sales charge ("CDSC") as follows:



During the calendar year of purchase..........   4.00%
During the first calendar year after the year
  of purchase.................................   3.00%
During the second calendar year after the year
  of purchase.................................   2.00%
During the third calendar year after the year
  of purchase.................................   1.00%
Thereafter....................................   0.00%



  If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. CDSCs are, to the extent permitted by the NASD, paid to EKD or its predecessor.



  The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the total cost of such shares. No CDSC is imposed on amounts derived from (1) increases in the value of the shares redeemed above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.



  In determining whether a CDSC is payable and if so, the percentage applicable, it is assumed that shares held the longest are first to be redeemed. No CDSC is payable on permitted exchanges of shares between funds in the Keystone Classic Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. For purposes of computing CDSCs, when shares of one fund are exchanged for shares of another fund, the date of purchase of the shares being acquired by exchange is assumed to be the date the shares being tendered for exchange were originally purchased.


Waiver of Deferred Sales Charges

  No CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions on excess deferral amounts made to a retirement plan participant.



  Shares may also be sold, to the extent permitted by applicable law, at net asset value without the payment of commissions or the imposition of a CDSC to
(1) certain Directors, Trustees, officers and employees of the Fund, Keystone, EKD, and certain of their affiliates; (2) registered representatives of firms with dealer agreements with EKD; and (3) a bank or trust company acting as trustee for a single account. For more details, see the statement of additional information.



-------------------------------------------------------

HOW TO REDEEM SHARES
-------------------------------------------------------


  You may redeem (i.e., sell) your shares in the Fund for cash (at their net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.



Redeeming Shares Through Your Financial Intermediary


  The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).



Redeeming Shares Directly by Mail or Telephone


  Send a signed letter of instruction or stock power form to the Fund, c/o EKSC, the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.



  Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.



  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.



  Except as otherwise noted, neither the Fund, EKSC, nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen

Keystone Express Line or by telephone are genuine. Neither the Fund, EKSC, nor EKD will be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.



General


  The Fund reserves the right at any time, to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.



  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.


Small Accounts

  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.


-------------------------------------------------------

SHAREHOLDER SERVICES

-------------------------------------------------------


  Details on all shareholder services may be obtained from EKSC by writing or calling toll free 1-800-343-2898.



Evergreen Keystone Express Line


  The Evergreen Keystone Express Line offers you specific fund account information, price and yield quotations as well as the ability to effect account transactions, including investments, exchanges, and redemptions. You may access the Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


Exchanges

  If you have obtained the appropriate prospectus, you may exchange shares of the Fund for shares of any other fund in the Keystone Classic Fund Family, on the basis of their respective net asset values, by calling toll free 1-800-343-2898 or by writing Evergreen Keystone Service Company at P.O. Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information with respect to telephone transactions.)



  Fund shares purchased by check may be exchanged for shares of any of the funds in the Keystone Classic Fund Family. In order to exchange Fund shares for shares of Keystone Precious Metals Holdings, Inc., you must have held Fund shares for a period of at least six months. If the shares being tendered for exchange have been held for less than four years and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for any exchange upon notice to shareholders pursuant to applicable law.



  Orders to exchange shares of the Fund for shares of the Evergreen Money Market Fund ("EMMF") will be executed by redeeming the shares of the Fund and purchasing at the shareholder's option, either Class A or Class K shares of EMMF at the net asset value of such Class A or Class K shares determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. (Eastern time) on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Eastern time) on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares in a year or three in a calendar quarter.


  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


Systematic Investment Plan


  With a Systematic Investment Plan, you can automatically transfer as little as $25 from your bank account to the Evergreen Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.



  To establish or terminate a Systematic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account numbers. Termination may take up to 30 days.



Telephone Investment Plan


  You may make investments into an existing account electronically in amounts of not less than $50 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.



Systematic Withdrawal Plan


  When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75 and may be as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments. Excessive withdrawals may decrease or deplete the value of your account.



Automatic Reinvestment Plan


  For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.



Two Dimensional Investing


  You may elect to have income and capital gains distributions from any Keystone Classic fund shares you own automatically invested to purchase shares of any other Keystone Classic fund. You may select this service on your application and indicate the Keystone Classic fund(s) into which distributions are to be invested.



Retirement Plans


  The Fund has various retirement plans available to you, including Individual Retirement Accounts

(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees ("SIMPLEs"); Tax Sheltered Annuities; 403(b)
(7) Plans (TSAs), 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.


Other Services
  Under certain circumstances, shareholders may, within 30 days after a redemption, reinstate their accounts at current net asset value.

-------------------------------------------------------
PERFORMANCE DATA
-------------------------------------------------------


  From time to time, the Fund may advertise "total return" and "current yield." Both figures are based on historical earnings. Past performance should not be considered representative of results for any future period of time. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts. The deduction of the CDSC is reflected in the applicable years.


  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.


  The Fund may include comparative performance information in advertising or marketing the Fund's shares, such data from Lipper Analytical Services, Inc., Morningstar Inc., Standard & Poor's Ratings Group, and Ibbotson Associates or other industry publications.


-------------------------------------------------------
FUND SHARES
-------------------------------------------------------


  The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable, and freely assignable as collateral. The Fund may establish additional classes or series of shares.


  The Fund does not have annual meetings. The Fund will have special meetings from time to time as required under its Trust Agreement and under the 1940 Act. As provided in the Fund's Trust Agreement, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

-------------------------------------------------------
ADDITIONAL INFORMATION
-------------------------------------------------------

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.


  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or charge fees for services provided.

                       ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

Obligations of Foreign Branches of United States Banks
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Master Demand Notes
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper.

Repurchase Agreements
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System

                                      (i)
having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with appropriate regulatory organizations. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto;
(2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

Reverse Repurchase Agreements

  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.


"When Issued" Securities
  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. The Fund will maintain a separate account of liquid assets equal to the value of such purchase commitments until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon

                                      (ii)
changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities or currencies consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

Loans of Securities to Broker-Dealers

  The Fund may lend securities to brokers or dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of Keystone, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made, however, to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.


Derivatives
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

                                     (iii)

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps, is provided later in this section and is provided in the Fund's statement of additional information.

  Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. See "Indexed Commercial Paper" and "Structured Securities" below. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage Related Securities," "Collateralized Mortgage Obligations," "Adjustable Rate Mortgage Securities," "Stripped Mortgage Securities,""Mortgage
Securities -- Special Considerations," and "Other Asset-Backed Securities" and the Fund's statement of additional information.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Follow-ing is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

(Bullet) Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

(Bullet) Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

(Bullet) Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

(Bullet) Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is

                                      (iv)
         the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

(Bullet) Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

(Bullet) Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options Transactions
  Writing Covered Options. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  Purchasing Options. The Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a

                                      (v)
segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.


  Options Trading Markets. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.


  The staff of the Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies on illiquid securities.

Futures Transactions
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes.

                                      (vi)

A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and related options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

Foreign Currency Transactions
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future

                                     (vii)
exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

  Interest Rate Transactions (Swaps, Caps, and Floors). If the Fund enters into interest rate swap, cap or floor transactions, it expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not intend to use these transactions in a speculative manner.

  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a contractually-based principal ("notional") amount from the party selling the interest rate cap or floor. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more established and relatively liquid. Caps and floors are less liquid than swaps. These transactions also involve the delivery of securities or other underlying assets and principal. Accordingly, the risk of loss to the Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make.

  Indexed Commercial Paper. Indexed commercial paper may have its principal linked to changes in foreign currency exchange rates whereby its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the referenced exchange rate. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

  Mortgage-Related Securities. The mortgage-related securities in which the Fund may invest typically are securities representing interests in pools of mortgage loans made to home owners. Mortgage-related securities bear interest at either a

                                     (viii)
fixed rate or an adjustable rate determined by reference to an index rate. The mortgage loan pools may be assembled for sale to investors (such as the Fund) by governmental or private organizations. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") are backed by the full faith and credit of the U.S. government; those issued by Federal National Mortgage Associated ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") are not so backed.

  Securities representing interests in pools created by private issuers generally offer a higher rate of interest than securities representing interests in pools created by governmental issuers because there are no direct or indirect governmental guarantees of the underlying mortgage payments. However, private issuers sometimes obtain committed loan facilities, lines of credit, letters of credit, surety bonds or other forms of liquidity and credit enhancement to support the timely payment of interest and principal with respect to their securities if the borrowers on the underlying mortgages fail to make their mortgage payments. The ratings of such non-governmental securities are generally dependent upon the ratings of the providers of such liquidity and credit support and would be adversely affected if the rating of such an enhancer were downgraded. The Fund may buy mortgage-related securities without credit enhancement if the securities meet the Fund's investment standards. Although the market for mortgage-related securities is becoming increasingly liquid, those of certain private organizations may not be readily marketable.

  One type of mortgage-related security is of the "pass-through" variety. The holder of a pass-through security is considered to own an undivided beneficial interest in the underlying pool of mortgage loans and receives a pro rata share of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities. Prepayments of mortgages resulting from the sale, refinancing or foreclosure of the underlying properties are also paid to the holders of these securities. Some mortgage-related securities, such as securities issued by GNMA, are referred to as "modified pass-through" securities. The holders of these securities are entitled to the full and timely payment of principal and interest, net of certain fees, regardless of whether payments are actually made on the underlying mortgages. Another form of mortgage-related security is a "pay-through" security, which is a debt obligation of the issuer secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer regardless of whether payments are actually made on the underlying mortgages.

  Collateralized Mortgage Obligations ("CMOs"). CMOs are the predominant type of "pay-through" mortgage-related security. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. The collateral securing the CMOs may consist of a pool of mortgages, but may also consist of mortgage-backed bonds or pass-through securities. CMOs may be issued by a U.S. government instrumentality or agency or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.

  Adjustable Rate Mortgage Securities. Another type of mortgage-related security, known as adjustable-rate mortgage securities ("ARMS"), bears interest at a rate determined by reference to a predetermined interest rate or index. There are two main categories of rates of indices: (1) rates based on the yield on U.S. Treasury securities and (2) indices derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Some rates and indices closely

                                      (ix)
mirror changes in market interest rate levels, while others tend to lag changes in market rate levels and tend to be somewhat less volatile.

  ARMS may be secured by adjustable-rate mortgages or fixed-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. To the extent that general interest rates increase faster than the interest rates on the ARMS, these ARMS will decline in value. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps can result in negative amortization (i.e., an increase in the balance of the mortgage loan). Furthermore, since many adjustable-rate mortgages only reset on an annual basis, the values of ARMS tend to fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable-rate mortgages.

  Stripped Mortgage Securities. Stripped mortgage-related securities ("SMRS") are mortgage-related securities that are usually structured with two classes of securities collateralized by a pool of mortgages or a pool of mortgaged- backed bonds or pass-through securities, with each class receiving different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class of interest-only securities ("IOs") receiving all of the interest payments from the underlying assets, while the other class of securities, principal-only securities ("POs"), receives all of the principal payments from the underlying assets. IOs and POs are extremely sensitive to interest rate changes and are more volatile than mortgage-related securities that are not stripped. IOs tend to decrease in value as interst rates decrease, while POs generally increase in value as interest rates decrease. If prepayments of the underlying mortgages are greater than anticipated, the amount of interest earned on the overall pool will decrease due to the decreasing principal balance of the assets. Changes in the values of IOs and POs can be substantial and occur quickly, such as occurred in the first half of 1994 when the value of many POs dropped precipitously due to an increase in interest rates. For this reason the Fund does not rely on IOs and POs as a principal means of furthering its investment objective.

  Mortgage-Related Securities -- Special Considerations. The value of mortgage-related securities is affected by a number of factors. Unlike traditional debt securities, which have fixed maturity dates, mortgage-related securities may be paid earlier than expected as a result of prepayment of the underlying mortgages. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in the early payment of the applicable mortgage-related securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities causes these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by the level of general interest rates, general economic conditions and other social and demographic factors. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

  As with fixed-income securities generally, the value of mortgage-related securities can also be adversely affected by increases in general interest rates relative to the yield provided by such securities. Such adverse effect is especially possible with fixed-rate mortgage securities. If the yield

                                      (x)
available on other investments rises above the yield of the fixed-rate mortgage securities as a result of general increases in interest rate levels, the value of the mortgage-related securities will decline. Although the negative effect could be lessened if the mortgage-related securities were to be paid earlier (thus permitting the Fund to reinvest the prepayment proceeds in investments yielding the higher current interest rate), as described above the rate of mortgage prepayments and earlier payment of mortgage-related securities generally tends to decline during a period of rising interest rates.

  Although the value of ARMS may not be affected by rising interest rates as much as the value of fixed-rate mortgage securities is affected by rising interest rates, ARMS may still decline in value as a result of rising interest rates. Although, as described above, the yield on ARMS varies with changes in the applicable interest rate or index, there is often a lag between increases in general interest rates and increases in the yield on ARMS as a result of relatively infrequent interest rate reset dates. In addition, adjustable-rate mortgages and ARMS often have interest rate or payment caps that limit the ability of the adjustable-rate mortgages or ARMS to fully reflect increases in the general level of interest rates.

  Other Asset-Backed Securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. These asset-backed securities are subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-related securities discussed above.

  Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

  Variable, Floating, and Inverse Floating Rate Instruments. Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating"interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

  The Fund may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

  Leveraged inverse floating rate debt instruments are sometimes known as inverse floaters. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the

                                      (xi)
index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in market value.

  Structured Securities. Structured securities represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations or foreign government securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

  Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

                                     (xii)

                                 KEYSTONE CLASSIC
                                  FUND FAMILY
                                    (diamond)
                            Quality Bond Fund (B-1)
                          Diversified Bond Fund (B-2)
                          High Income Bond Fund (B-4)
                              Balanced Fund (K-1)
                          Strategic Growth Fund (K-2)
                          Growth and Income Fund (S-1)
                        Small Company Growth Fund (S-4)
                            International Fund Inc.
                            Precious Metals Holdings
                                 Tax Free Fund

                               Evergreen Keystone
                        (logo)      FUNDS(SM)      (logo)

    Evergreen Keystone Distributor, Inc.
    125 W. 55th Street
    New York, New York 10019



                                     KEYSTONE

                               (Photo appears here)

                                    BALANCED
                                   FUND (K-1)

                              Evergreen Keystone
                        (logo)      FUNDS(SM)      (logo)

                                    PROSPECTUS




K1-P 10/96               (recycled logo)
45M

                          KEYSTONE BALANCED FUND (K-1)

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                          KEYSTONE BALANCED FUND (K-1)

                                SEPTEMBER 2, 1997


         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Balanced Fund (K-1) (the "Fund") dated September 2, 1997. You may obtain a copy of the prospectus from the Fund's principal underwriter, Evergreen Keystone Distributor, Inc., or your broker-dealer.



                                TABLE OF CONTENTS


                                                                     Page

The Fund..............................................................  2
Service Providers.......................................................2
Investment Restrictions................................................ 3
Special Considerations................................................  4
Distributions and Taxes...............................................  5
Valuation of Securities...............................................  6
Brokerage...............................................................7
Sales Charge..........................................................  8
Distribution Plan..................................................... 10
Trustees and Officers..................................................11
The Trust Agreement................................................... 15
Investment Adviser.....................................................16
Principal Underwriter................................................. 18
Sub-administrator......................................................18
Expenses...............................................................19
Standardized Total Return
  and Yield Quotations................................................ 20
Financial Statements...................................................20
Additional Information................................................ 21
Appendix..............................................................A-1



16547

                                    THE FUND


         The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide shareholders with current income. Under normal circumstances, the Fund invests in a combination of equity and debt securities chosen primarily for their potential for current income and secondarily, to the extent consistent with the Fund's investment objective, for their potential for capital appreciation. Under normal circumstances, the Fund also maintains at least 25% of its total assets in fixed income senior securities. In its search for income, the Fund may invest in any type of security, including bonds, debentures, and income obligations, as well as common and preferred stocks. The Fund normally emphasizes, however, securities having a liberal current yield consistent with investment quality on which the interest or dividend payments are considered reasonably secure. Keystone Investment Management Company ("Keystone") serves as the Fund's investment adviser.

         Certain information about the Fund is contained in its prospectus. This statement of additional information ("SAI") provides additional information about the Fund that may be of interest to some investors.


--------------------------------------------------------------------------------

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

Service                                      Provider
---------------------------------------------------------------------------------------------------
Investment adviser (referred to              Keystone Investment Management Company, 200 Berkeley
in this SAI as "Keystone")                   Street, Boston, Massachusetts 02116 (Keystone is a wholly-
                                             owned subsidiary of First Union Keystone, Inc. ("First
                                             Union Keystone"), also located at 200 Berkeley Street,
                                             Boston, Massachusetts 02116)

Principal underwriter (referred              Evergreen Keystone Distributor, Inc. (formerly Evergreen
to in this SAI as "EKD")                     Funds Distributor, Inc.), 125 W. 55th Street, New York,
                                             New York 10019

Predecessor to EKD (referred to              Evergreen Keystone Investment Services, Inc. (formerly
in this SAI as "EKIS")                       Keystone Investment Distributors Company), 200 Berkeley
                                             Street, Boston, Massachusetts 02116

Sub-administrator (referred to in            BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio
this SAI as "BISYS")                         43219

Transfer and dividend disbursing             Evergreen Keystone Service Company (formerly Keystone
agent (referred to in this SAI as "EKSC")    Investor Resource Center, Inc.), 200 Berkeley Street,
                                             Boston, Massachusetts 02116 (EKSC is a wholly-owned
                                             subsidiary of Keystone)








                                                         3


Independent auditors                           KPMG Peat Marwick LLP, 99 High Street, Boston,
                                               Massachusetts 02110, Certified Public Accountants

Custodian                                      State Street Bank and Trust Company, 225 Franklin
                                               Street, Boston, Massachusetts 02110


--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without a vote of the majority of the Fund's outstanding voting shares (as defined in the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise stated, all references to Fund assets are in terms of current market value.

         The Fund may not do any of the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined immediately after such investment; provided that these limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities;

         (2) invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         (3) borrow money, except that the Fund may (a) borrow money from banks for temporary or emergency purposes in aggregate amounts up to 10% of the value of the Fund's net assets (computed at cost); or (b) enter into reverse repurchase agreements (bank borrowings and reverse repurchase agreements, in aggregate, shall not exceed 10% of the value of the Fund's net assets);

         (4) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Fund may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

         (5) purchase or sell real estate or interests in real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and will not purchase or sell commodities or commodity contracts, except that the Fund may engage in currency or other financial futures contracts and related options transactions;

         (6) invest for the primary purpose of exercising control over or management of any issuer;

         (7) make margin purchases or short sales of securities;

         (8) make loans, except that the Fund may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Fund's investment objectives and policies;

         (9) invest more than 25% of its assets in the securities of issuers in any single industry, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

         (10) purchase the securities of any other investment company except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in Fund assets is not a violation of the limit. With respect to borrowing, applicable law may require the Fund to reduce the amount of borrowing.

     The Fund has no current intention of attempting to increase its net income by borrowing and intends to repay any borrowings made in accordance with the third investment restriction enumerated above before it makes any additional investments.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         Additional restrictions adopted by the Fund, which may be changed by the Fund's Board of Trustees, stipulate that the Fund may not purchase or retain securities of an issuer if, to the knowledge of the Fund, any officer, Trustee, or Director of the Fund or Keystone Investment Management Company "Keystone"), each owning beneficially more than 1/2 of 1% of the securities of such issuer, own, in the aggregate, more than 5% of the securities of such issuer, or such persons or management personnel of the Fund or Keystone have a substantial beneficial interest in the securities of such issuer. Portfolio securities of the Fund may not be purchased from or sold or loaned to Keystone or any affiliate thereof, or any of their Directors, officers or employees.

--------------------------------------------------------------------------------

                             SPECIAL CONSIDERATIONS

--------------------------------------------------------------------------------

         The Fund may invest in below investment grade securities. The Fund currently expects, however, that less than 5% of its total assets will be invested in such securities.

         Such aggressive investing involves risks that are greater than the risks of investing in higher quality debt securities. These risks are discussed in greater detail below and include risks from (1) interest rate fluctuations;
(2) changes in credit status, including weaker overall credit condition of issuers and risks of default; (3) industry, market and economic risks; (4) volatility of price resulting from broad and rapid changes in the value of underlying securities; and (5) greater price variability and credit risks of certain high yield securities such as zero coupon bonds and payment-in-kind ("PIK") securities.

         These risks provide the opportunity for maximizing return over time, but may result in greater upward and downward movement of the net asset value per share of the Fund. As a result, they should be carefully considered by investors.

         While providing opportunities to maximize return over time, investors should be aware of market, economic, and credit factors influencing below investment grade, high yield securities: (1) securities rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service ("Moody's") are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments; (2) the value of high yield securities may be more susceptible to real or perceived adverse economic, company, or industry conditions than is the case for higher quality securities; (3) adverse market, credit, or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund; (4) the secondary market for high yield securities may be less liquid than the secondary market for higher quality securities, which may affect the value of certain high yield securities held by the Fund at certain times; and (5) zero coupon and PIK high yield securities may be subject to greater changes in value due to market conditions, the absence of a cash interest payment, and the tendency of issuers of such securities to have weaker overall credit conditions than other below investment grade, high yield securities. These characteristics of below investment grade, high yield securities make them generally more appropriate for long-term investment.

         Part of the income sought by the Fund may be associated with securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. Such high yield securities are generally rated BB or lower by S&P or Ba or lower by Moody's. The Fund may invest in securities that are rated as low as CCC by S&P and Caa by Moody's. Appendix A to this statement of additional information describes these rating categories. The Fund may also invest in unrated securities that, in the judgment of Keystone, the Fund's investment adviser, offer comparable yields and risks as securities that are rated, as well as in below investment quality zero coupon and PIK securities.

         Since the Fund may take an aggressive approach to investing a portion of its assets, Keystone tries to maximize the return by controlling risk through diversification, credit analysis, review of sector and industry trends, interest rate forecasts and economic analysis. Keystone's analysis of securities focuses on values based on factors such as interest or dividend coverage, asset values, earnings prospects and the quality of management of the company. In making investment recommendations, Keystone also considers current income, potential for capital appreciation, maturity structure, quality guidelines, coupon structure, average yield, percentage of zeros and PIKs, percentage of nonaccruing items and yield to maturity. Keystone also considers the ratings of Moody's and S&P assigned to various securities, but does not rely solely on ratings assigned by Moody's and S&P because (1) Moody's and S&P assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies, and (2) there can be large differences among the current financial conditions of issuers within the same rating category.

         Income and yields on high yield securities, as on all securities, will fluctuate over time.

--------------------------------------------------------------------------------

                             DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

         The Fund will make distributions to its shareholders of dividends from net investment income quarterly and net realized capital gains, if any, annually in shares or, at the option of the shareholder, in cash. (Distributions of ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Distributions are taxable whether received in cash or additional shares. Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the record date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks, as appropriate, will be mailed to shareholders by the 6th of the appropriate month. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder regardless of the period of time Fund shares have been held by the shareholder. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to the best of the Fund's ability to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.

--------------------------------------------------------------------------------

                             VALUATION OF SECURITIES

--------------------------------------------------------------------------------

         Current value for the Fund's portfolio securities is determined as follows:

         (1) securities traded on an established exchange are valued on the basis of the last sales price on the exchange where the securities are primarily traded prior to the time of the valuation;

         (2) securities traded in the over-the-counter market, for which complete quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (4) short-term investments maturing in more than sixty days are valued at market value;

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) the Fund's Board of Trustees values the following securities at prices it deems in good faith to be fair: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities if, in the Board's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets. While market quotations may be readily available for certain long-term corporate bonds and notes, such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.


-------------------------------------------------------------------------------

                                    BROKERAGE

--------------------------------------------------------------------------------

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:


         1.       overall direct net economic result to the Fund,

         2.       the efficiency with which the transaction is effected,

         3. the broker's ability to effect the transaction where a large block is involved,

         4. the broker's readiness to execute potentially difficult transactions in the future,

         5.       the financial strength and stability of the broker,

         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services"), and


         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive research services from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement (as defined below). Keystone believes that the cost, value and specific application of such information are generally indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         The Fund's Board of Trustees has determined that the Fund may consider sales of Fund shares as a factor when selecting brokers to execute portfolio transactions, subject to the requirements of best execution described above.

BROKERAGE COMMISSIONS

         Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers, unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD, or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees will, from time to time, review the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

--------------------------------------------------------------------------------

                                  SALES CHARGE

--------------------------------------------------------------------------------

         The Fund may charge a contingent deferred sales charge (a "CDSC") when you redeem certain of its shares within four calendar years of purchase. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to EKD or its predecessor.

CALCULATING THE CDSC

         The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares you redeemed, or (2) the net asset value at time of purchase of such shares. The CDSC is calculated according to the following schedule:

         REDEMPTION TIMING                                          CDSC

         During the calendar year of purchase......................4.00%
         During the first calendar year after the
           year of purchase........................................3.00%
         During the second calendar
           year after the year of purchase.........................2.00%
         During the third calendar year
           after the year of purchase..............................1.00%
         Thereafter................................................0.00%

         In determining whether a CDSC is payable and, if so, the percentage charge applicable, the Fund will first redeem shares not subject to a CDSC and will then redeem shares you have held the longest.

         CDSC WAIVERS. The Fund does not impose a CDSC when the amount you are redeeming represents:

         1. an increase in the value of the shares redeemed above the total cost of such shares due to increases in the net asset value per share of the Fund;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares you have held for all or part of more than four consecutive calendar years;

         4. shares that are held in the accounts of a shareholder who has died or become disabled;

         5. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         6. automatic withdrawals from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         7. shares in an account that the Fund has closed because the account has an aggregate net asset value of less than $1,000;

         8. automatic withdrawals under a Systematic Withdrawal Plan of up to 1% per month of your initial account balance;

         9. withdrawals consisting of loan proceeds to a retirement plan participant;

         10. financial hardship withdrawals made by a retirement plan participant;

         11. withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan;

         12. shares purchased by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other Keystone Classic Fund and/or any Evergreen Keystone Fund, is at least $500,000 and any commission paid by the Fund and such other fund at the time of such purchase is not more than 1% of the amount invested;

         13.      shares purchased by certain Directors,  Trustees, officers and
                  employees   of  the  Fund,   Keystone  and  certain  of  their
                  affiliates; and

         14. shares purchased by registered representatives of firms with dealer agreements with EKD.

         EXCHANGES. The Fund does not charge a CDSC on exchanges of shares between funds in the Keystone Classic Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. If you do exchange shares of one such fund for shares of another such fund, the Fund will deem the calendar year of the exchange, for purposes of any future CDSC, to be the year the shares tendered for exchange were originally purchased.

--------------------------------------------------------------------------------

                                DISTRIBUTION PLAN

--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear the expenses of distributing their shares if they comply with various conditions, including the adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a Distribution Plan adopted on June 1, 1983 pursuant to Rule 12b-1 (the "Distribution Plan").

         The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD limits such annual expenditures to 1.0%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1% on unpaid amounts thereof (less any CDSC by shareholders to EKD).

         Payments under the Distribution Plan are currently made to EKD which may reallow all or part to others, such as broker-dealers) (1) as commissions for Fund shares sold and (2) as shareholder service fees in respect of shares maintained by the recipient and outstanding on the Fund's books for specific periods. Amounts paid or accrued to EKD under (1) and (2) in the aggregate may not exceed the limitation referred to above. EKD generally reallows to broker-dealers or others a commission equal to 4% of the price paid for each Fund share sold as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

         If the Fund is unable to pay EKD a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, EKD intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund. While the Fund is under no contractual obligation to pay EKD for advances made by EKD in excess of the Distribution Plan limitation, EKD intends to seek full payment of such amounts from the Fund (together with interest at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the

Fund would be within permitted limits. If the Fund's disinterested Trustees (as defined in the 1940 Act) (the "Independent Trustees") authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan. If the Distribution Plan is terminated, EKD will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Distribution Plan must be reported to the Fund's Independent Trustees quarterly. The Fund's Independent Trustees may require or approve changes in the implementation or operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

         The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

         While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefited the Fund.

--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

         The Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:                         Trustee of the Fund; Trustee or Trustee of all other funds in the
                                          Keystone Families of Funds; Professor, Finance Department,
                                          George Washington University; President, Amling & Company
                                          (investment advice); and former Member, Board of Advisers, Cre dito Emilano (banking).

LAURENCE B. ASHKIN:                       Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all funds in the Evergreen
                                          Family of Funds other than Evergreen Investment Trust and Evergreen
                                          Variable Trust; real estate developer and construction consultant;   and
                                          President of Centrum Equities and Centrum Properties, Inc.





                                                        12

CHARLES A. AUSTIN III:                    Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Principal and Investment Counselor
                                          of Appleton Partners, Inc. (investment advice); Director,
                                          Merrimack Mutual Fire Insurance Company, Cambridge Mutual
                                          Fire Insurance Company, Bay State Insurance Company, Beacon
                                          Diagnostics, Inc. (biotechnology); former Director, Executive Vice
                                          President and Chief Financial Officer, State Street Research &
                                          Management Company (investment advice).

FOSTER BAM:                               Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds other than Evergreen
                                          Investment Trust and Evergreen Variable Trust; Partner in the
                                          law firm of Cummings & Lockwood; Director, Symmetrix, Inc.
                                          (sulphur company) and Pet Practice, Inc. (veterinary services); and
                                          former Director, Chartwell Group Ltd. (manufacturer of office furnishings and accessories), Waste Disposal Equipment
                                          Acquisition Corporation and Rehabilitation Corporation of
                                          America (rehabilitation hospitals).

*GEORGE S. BISSELL:                       Chief Executive Officer of the Fund and each of the other funds in the Keystone Families of Funds; Chairman of the Board and
                                          Trustee of the Fund; Chairman of the Board and Trustee or
                                          Director of all other funds in the Keystone Families of Funds;
                                          Chairman of the Board and Trustee of Anatolia College; Trustee
                                          of
                                          University Hospital (and Chairman of its Investment Committee);
                                          former Director and Chairman of the Board of Hartwell Keystone
                                          Advisers, Inc.; and former Chairman of the Board, Director and
                                          Chief Executive Officer of Keystone Investments, Inc..

EDWIN D. CAMPBELL:                        Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Principal, Padanaram Associates,
                                          Inc.; and former Executive Director, Coalition of Essential Schools,
                                          Brown University.

CHARLES F. CHAPIN:                        Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; and former Director, Peoples Bank
                                          (Charlotte, NC).

K. DUN GIFFORD:                           Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee, Treasurer and Chairman of
                                          the Finance Committee, Cambridge College; Chairman Emeritus
                                          and Director, American Institute of Food and Wine;  Chairman
                                          and President, Oldways Preservation and Exchange Trust (educa tion); former Chairman of the Board, Director, and Executive Vice
                                          President, The London Harness Company; former Managing Part ner, Roscommon Capital Corp.; former Chief Executive Officer,
                                          Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher





                                                        13

                                          & Associates (environmental consulting); and former Director,
                                          Keystone Investments, Inc. and Keystone.

JAMES S. HOWELL:                          Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Chairman and Trustee or Director of
                                          all the funds in the Evergreen Family of Funds; former Chairman of the Distribution Foundation for the Carolinas; and former Vice
                                          President of Lance Inc. (food manufacturing).

LEROY KEITH, JR.:                         Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Chairman of the Board and Chief
                                          Executive Officer, Carson Products Company; Director of Phoenix
                                          Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series
                                          Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge
                                          Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.:                       Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Chairman and Of Counsel, Keyser,
                                          Crowley & Meub, P.C.; Member, Governor's (VT) Council of Eco
                                          nomic Advisers; Chairman of the Board and Director, Central
                                          Vermont Public Service Corporation and Lahey Hitchcock Clinic;
                                          Director, Vermont Yankee Nuclear Power Corporation, Grand
                                          Trunk Corporation, Grand Trunk Western Railroad, Union
                                          Mutual Fire Insurance Company, New England Guaranty
                                          Insurance Company, Inc., and the Investment Company Institute;
                                          former Director and President, Associated Industries of Vermont;
                                          former Director of Keystone, Central Vermont Railway, Inc., S.K.I.
                                          Ltd., and Arrow Financial Corp.; and former Director and
                                          Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONNELL:                      Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all of the funds  in the
                                          Evergreen  Family of Funds; and Sales Representative with Nucor-Yamoto, Inc.
                                          (steel producer).

THOMAS L. MCVERRY:                        Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds other than Evergreen Variable
                                          Trust; former Vice President and Director of Rexham Corporation;
                                          and former Director of Carolina Cooperative Federal Credit
                                          Union.

*WILLIAM WALT PETTIT:                     Trustee of the Fund; Trustee or Director of all other funds in the  Keystone  Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds other than  Evergreen  Variable  Trust;  and
                                          Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:                      Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Vice Chair and former Executive Vice
                                          President, DHR International, Inc. (executive recruitment);





                                                        14

                                          former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association
                                          of New Jersey, 411 International, Inc., and J&M Cumming Paper
                                          Co.

RUSSELL A. SALTON, III MD:                Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; Medical Director, U.S. Health
                                          Care/Aetna Health Services; and former Managed Health Care
                                          Consultant; former President, Primary Physician Care.

MICHAEL S. SCOFIELD:                      Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; and Attorney, Law Offices of
                                          Michael S. Scofield.

RICHARD J. SHIMA:                         Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Chairman, Environmental Warranty,
                                          Inc. (insurance agency); Executive Consultant, Drake Beam
                                          Morin, Inc. (executive outplacement); Director of Connecticut
                                          Natural Gas Corporation, Hartford Hospital, Old State House
                                          Association, Middlesex Mutual Assurance Company, and Enhance
                                          Financial Services, Inc.; Chairman, Board of Trustees, Hartford
                                          Graduate Center; Trustee, Greater Hartford YMCA; former
                                          Director, Vice Chairman and Chief Investment Officer, The
                                          Travelers Corporation; former Trustee, Kingswood-Oxford School;
                                          and former Managing Director and Consultant, Russell Miller,
                                          Inc.

ANDREW J. SIMONS:                         Trustee of the Fund; Trustee or Director of all other funds in the
                                          Keystone Families of Funds; Partner, Farrell, Fritz, Caemmerer,
                                          Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law
                                          and former Associate Dean, St. John's University School of Law;
                                          Adjunct Professor of Law, Touro College School of Law; and
                                          former President, Nassau County Bar Association.

JOHN J. PILEGGI:                          President and Treasurer of The Fund; President and Treasurer of
                                          all  other  funds in the Evergreen Keystone Family of Funds; Senior
                                          Managing  Director, Furman Selz LLC since 1992; Managing  Director  from
                                          1984 to 1992;  Consultant, BISYS Fund Services since 1996; 230 Park Avenue,
                                          Suite 910, New York, NY.

GEORGE O. MARTINEZ:                       Secretary of the Fund; Secretary of all other funds in the
                                          Evergreen  Keystone Family of Funds; Senior Vice  President and Director of
                                          Administration  and Regulatory Services, BISYS Fund  Services  since
                                          1995; Vice President/Assistant General Counsel, Alliance Capital  Management
                                          from 1988 to 1995;  3435 Stelzer Road, Columbus, Ohio.


* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         The Fund does not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of Keystone or any of its affiliates. See
"Investment Adviser." During the fiscal year ended June 30, 1997, the unaffiliated Trustees received retainers or fees totaling $61,740 from the Fund. For the year December 31, 1996, aggregate compensation received by Independent Trustees on a fund complex wide basis (which includes over 30 mutual funds) was $411,000. As of July 31, 1997, the Trustees and officers beneficially owned less than 1.00% of the Fund's then outstanding shares.

         Except as set forth above, the address of all of the Fund's Trustees and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Set forth below for each of the Trustees receiving in excess of $60,000 for the fiscal period of July 1, 1996 through June 30, 1997 is the total compensation paid to such Trustee by the Evergreen Keystone Funds:

                                    Total
                                    Compensation
                                    From Registrant
                                    and Fund Complex
NAME                                PD. TO TRUSTEES

James S. Howell                     $93,800
Gerald M. McDonnell                 $80,000
Thomas L. McVerry                   $85,000
William Walt Pettit                 $82,500
Russell A Salton, III M.D.          $87,000
Michael S. Scofield                 $88,200


--------------------------------------------------------------------------------

                               THE TRUST AGREEMENT

--------------------------------------------------------------------------------

TRUST AGREEMENT

         The Fund is a Pennsylvania common law trust established under a Trust Agreement dated July 15, 1935, as restated and amended (the "Trust Agreement"). The Trust Agreement restructured the Fund so that its operation would be substantially similar to that of most other mutual funds. The Trust Agreement provides for a Board of Trustees and enables the Fund to enter into an agreement with an investment manager and/or adviser to provide the Fund with investment advisory, management, and administrative services. A copy of the Trust Agreement is on file as an exhibit to the Fund's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Trust Agreement.

DESCRIPTION OF SHARES

         The Trust Agreement authorizes the issuance of an unlimited number of shares of beneficial interest and the creation of additional series and/or classes of series of Fund shares. Each share represents an equal proportionate interest in the Fund with each other share of that class. Upon liquidation, shares are entitled to a pro rata share in the net assets of their class of Fund shares. Shareholders shall have no preemptive or conversion rights. Shares are transferable. The Fund currently intends to issue only one class of shares.

SHAREHOLDER LIABILITY

         Pursuant to court decisions or other theories of law, shareholders of a Pennsylvania common law trust could possibly be held personally liable for the obligations of the trust. The possibility of Fund shareholders incurring financial loss under such circumstances appears to be remote, however, because the Trust Agreement (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         Under the terms of the Trust Agreement, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. No amendment may be made to the Trust Agreement that adversely affects any class of shares without the approval of a majority of the shares of that class. There shall be no cumulative voting in the election of Trustees.

         After a meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, or until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely unless otherwise required by law and may appoint successor Trustees. A Trustee may cease to hold office or may be removed from office (as the case may be) (1) at any time by a two-thirds vote of the remaining Trustees;
(2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Trust Agreement provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Trust Agreement shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.

--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

--------------------------------------------------------------------------------

INVESTMENT ADVISER

         Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

         On December 11, 1996, the predecessor corporation to First Union Keystone, Keystone Investments, Inc. ("Keystone Investments") and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the First Union Keystone name and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, an indirect wholly-owned subsidiary of BISYS. The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $66 billion in assets as of June 30, 1997 belonging to a wide range of clients, including the Evergreen Keystone Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Trustees, Keystone furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by Keystone, including, but not limited to (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan;
(8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Fund on matters relating to the Fund; and
(14) charges and expenses
of filing annual and other reports with the SEC and other authorities, and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee for its services at the annual rate set forth below:


                                                               Aggregate Net
                       1.5% of Gross Dividend            Asset Value of  the
Management Fee          and Interest Income plus          Shares of the Fund
----------------------------------------------------------------------------


0.60% of the first                                        $100,000,000, plus
0.55% of the next                                         $100,000,000, plus
0.50% of the next                                         $100,000,000, plus
0.45% of the next                                         $100,000,000, plus
0.40% of the next                                         $100,000,000, plus
0.35% of the next                                         $500,000,000, plus
0.30% of amounts over                                     $1,000,000,000

Keystone's fee is computed as of the close of business each business day and payable monthly.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its assignment.

--------------------------------------------------------------------------------

                              PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------

         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with EKD. EKD, which is not affiliated with First Union, replaces EKIS as the Fund's principal underwriter. EKIS may no longer serve as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer serve as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (1) by a vote of a majority of the Independent Trustees, and (2) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its assignment.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and Fund data files.

--------------------------------------------------------------------------------

                                SUB-ADMINISTRATOR

--------------------------------------------------------------------------------

         BISYS provides personnel to serve as officers of the Fund, and provides certain administrative services to the Fund pursuant to a sub-administrator agreement. For its services under that agreement, BISYS receives from Keystone a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                        Aggregate Average Daily Net Assets Of Mutual Funds
Sub-Administrator       Administered By BISYS For Which Any Affiliate Of
Fee                     FUNB Serves As Investment Adviser
---------------------------------------------------------------

0.0100%                 on the first $7 billion
0.0075%                 on the next $3 billion
0.0050%                 on the next $15 billion
0.0040%                 on assets in excess of $25 billion


         The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $30.5 billion as of June 30, 1997.

--------------------------------------------------------------------------------

                                    EXPENSES

--------------------------------------------------------------------------------


INVESTMENT ADVISORY FEE

         For each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by the Fund to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."

                           Percent of Fund's                  Fee Paid to
                           Average Net Assets                 Keystone under
                           represented by                     the Advisory
Fiscal Year Ended          Keystone's Fee                     Agreement

June 30, 1997              0.44%                              $6,854,615
June 30, 1996              0.45%                              $6,447,849
June 30, 1995              0.47%                              $6,272,956


DISTRIBUTION PLAN EXPENSES

         For the fiscal year ended June 30, 1997, the Fund paid $15,437,631 to EKD or EKIS under its Distribution Plan. For more information, see "Distribution Plan."

UNDERWRITING COMMISSIONS

         For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions (distribution fees, plus CDSCs) paid to EKD or EKIS with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by EKD or EKIS. For more information, see "Principal Underwriter" and "Sales Charges."

                                                      Aggregate Dollar Amount of
                      Aggregate Dollar Amount of      Underwriting Commissions
Fiscal Year Ended     Underwriting Commissions Paid   Retained

June 30, 1997         $12,902,944                     $7,306,569

June 30, 1996         $7,306,569                      $3,573,051

June 30, 1995         $779,658                        $6,917,053


BROKERAGE COMMISSIONS

Fiscal Year Ended          Brokerage Commissions Paid

June 30, 1997              $403,548

June 30, 1996              $494,396

June 30, 1995              $727,705

--------------------------------------------------------------------------------

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

--------------------------------------------------------------------------------

         Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five, and ten year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five, or ten year periods.

         The cumulative total return of the Fund for the one, five, and ten year periods ended June 30, 1997 was 18.95% (including CDSCs), 78.31%, and 159.65%, respectively. The compounded average annual rates of return for the one, five, and ten year periods ended June 30, 1997 were 18.95% (including CDSCs), 12.26%, and 10.01%, respectively.

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund's current yield for the thirty-day period ended June 30, 1997 was 2.52%.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the SEC:

         Schedule of Investments as of June 30, 1997;

         Financial Highlights for each of the years in the ten-year period ended June 30, 1997;

         Statement of Assets and Liabilities as of June 30, 1997;

         Statement of Operations for the year ended June 30, 1997;

         Statements of Changes in Net Assets for each of the years in the two-year period ended June 30, 1997;

         Notes to Financial Statements; and

         Independent Auditors' Report dated August 8, 1997.

                                                        22
         A copy of the Fund's Annual Report will be furnished upon request and without charge. Requests may be made in writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

         As of July 31, 1997, no shareholder of record owned 5% or more of the Fund's outstanding shares.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1.00% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the sale of securities.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this SAI or in supplemental sales literature issued by the Fund or EKD, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this SAI omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

                          KEYSTONE BALANCED FUND (K-1)

                                     PART C

                                OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

Item 24 (a). Financial Statements

The following financial statements are hereby incorporated by reference from Registrant's Annual Report, as filed with the Securities and Exchange
Commission:


Schedule of Investments                            June 30, 1997

Financial Highlights                               For each of the years in the
                                                   ten-year period ended June
                                                   30, 1997

Statement of Assets and Liabilities                June 30, 1997

Statement of Operations                            Year ended
                                                   June 30, 1997

Statements of Changes in Net Assets                For each of the years in the
                                                   two-year period ended June
                                                   30, 1997

Notes to Financial Statements                      June 30, 1997

Independent Auditors' Report                       August 8, 1997


All other schedules are omitted as the required information is inapplicable.

Item 24(b)  Exhibits

(1)       (A) Restatement of Trust Agreement (1)

          (B) Amended Trust Agreement (2)

(2)       (A) By-Laws (1)
          (B) Amended By-Laws (2)

(3)       Not applicable

(4)       (A) A specimen of the security issued by the Fund (3)
          (B) Trust Agreement, Articles III, V, VI, and VIII (1)
          (C) By-Laws, Article 2 (1)

(5) Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company ("KIMCO") (the "Investment Advisory Agreement")(4)

(6)      (A) Principal  Underwriting  Agreement  between
         Registrant and Evergreen Keystone Distributor, Inc. ("EKD") (the "Principal Underwriting Agreement") (4)
         (B) Form of Dealer Agreement used by EKD (4)
         (C) Underwriting Agreements with Kokasai Securities Co., Ltd. and Nomura Securities Co., Ltd. (1)

(7)      (A) Sub-Administrator Agreement (4)
(7)      (B) Form of Deferred Compensation Plan (4)

(8) (A) Custodian, Fund Accounting and Recordkeeping Agreement with State Street Bank and Trust Company ("Custodian Contract")and Amendments(1)

         (B) Amendment to Custodian Contract (2)

(9)      Not applicable

(10)     Opinion and consent of Counsel as to legality of securities registered
         (5)

(11)     Consent as to use of Independent Auditors' Report (4)

(12)     Not applicable

(13)     Not applicable

(14) Copies of forms of model plans used in the establishment of retirement plans (6)

(15)     Distribution Plan (1)

(16) Schedules for computation of total return and current yield quotations (4)

(17)     Financial Data Schedule (4)

(18)     Not applicable

(19)     Powers of Attorney (4)
______________________________________________________________

(1) Incorporated by reference to Post-Effective Amendment No. 85 to Registration Statement No. 2-10527/811-96.

(2) Incorporated by reference to Post-Effective Amendment No. 86 to Registration Statement No. 2-10527/811-96.

(3) Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement No. 2-10527/811-96.

(4)  Filed herewith.

(5) Filed with Registrant's most recent 24f-2 filing on August 28, 1997 and incorporated by reference herein.

(6) Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement No. 33-28183/811-1600 of Keystone Balanced Fund (K-1).



Item 25.          Persons Controlled by or under Common Control with
                  Registrant

                  Not applicable.


Item 26.          Number of Holders of Securities

                                                       Number of Record
                  Title of Class               Holders as of July 31, 1997
                  --------------               --------------------------------

                   Shares of $1.00                         78,841
                   Par Value


Item 27.          Indemnification

     Provisions for the idemnification of Registrant's Trustees and officers are contained in Article VIII of the Trust Agreement, a copy of which was filed with Post-Effective Amendment No. 85 as Exhibit 24(b)(1) and is incorporated by reference herein.

     Provisions for the indemnification of Registrant's Trustees and officers are contained in Section 9 of the Principal Underwriting Agremeent, a copy of which is filed herewith.

     Provisions for the indemnification of Keystone Investment Management Company are contained in Section 6 of Registrant's Advisory Agreement, a copy of which is filed herewith.


Item 28.          Business and Other Connections of Investment Advisers

                        LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Senior Vice President
Elfner, III                         the Board, President       First Union Keystone, Inc.
                                    and Chief Executive       President and Director:
                                    Officer                     Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Senior Vice President:
                                                                Keystone Asset Corporation
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Capital Corporation
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.


Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Senior Vice                Senior Vice President:
Godfrey                             President and Chief         First Union Keystone, Inc.
                                    Operating Officer         Formerly Senior Vice President,
                                                              Chief Financial Officer and Treasurer:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

W. Douglas Munn                    Senior Vice President,     None
                                    Chief Financial Officer
                                    and Treasurer

Rosemary D.                        Senior Vice                Senior Vice President:
Van Antwerp                         President                   Evergreen Keystone Service Company
                                    and Secretary               Senior Vice President and Secretary:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President, General Counsel and Secretary:
                                                                Keystone Investments, Inc.
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.


J. Kevin Kenely                    Vice President             Vice President:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investments, Inc.

John D. Rogol                      Vice President             Vice President:
                                    and Controller             First Union Keystone, Inc.
                                                              Vice President and
                                                              Controller:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Treasurer and Vice President:
                                                                Evergreen Keystone Service Company
                                                              Formerly:
                                                              Controller:
                                                                Keystone Asset Corporation
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Vice President and Controller:
                                                                Keystone Investments, Inc.


J. Gary Craven                     Senior Vice                None
                                    President

Walter T. McCormick                Senior Vice                None
                                    President

James F. Angelos                   Vice President and         None
                                    Chief Compliance Officer

Gordon M. Forrester                Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

Liu-Er Chen                        Vice President             None

Francis X. Claro                   Vice President             None

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Prescott Crocker                   Senior Vice                None
                                    President

Richard M. Cryan                   Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Thomas L. Holman                   Senior Vice                None
                                    President

Betsy A. Hutchings                 Senior Vice                None
                                   President

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erickson                   Vice President             None

George J. Kimball                  Vice President             None

Charles A. Kishpaugh               Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medvedeff                 Vice President             None

Yukari Nakano                      Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H. Parsons                 Vice President             None

Joyce W. Petkovich                 Vice President             None

Gary E. Pzegeo                     Vice President             None

Harlan R. Sonderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Peter Willis                       Vice President             None

Walter Zagrobski                   Vice President             None

Patrick T. Bannigan                Vice President             None

Thomas W. Trickett                 Vice President             None

Steven E. Chittenden               Assistant Vice President   None

Colleen L. Mette                   Assistant Secretary        None

Terrence J. Cullen                 Assistant Secretary        None

Dorothy E. Bourassa                Assistant Secretary        None

     All of the officers are located at Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116.

  Evergreen Keystone Distributor, Inc.(formerly known as Evergreen Funds Distributor, Inc.) The Director and principal executive officers are:

Director       Michael C. Petrycki

Officers       Lynn J. Mangum           Chairman/CEO
               Robert J. McMullan       Executive Vice President/Treasurer
               J. David Huber           President
               Kevin J. Dell            Vice President/General Counsel/Secretary
               Mark J. Rybarczyk        Senior Vice President
               Dennis Sheehan           Senior Vice President
               Mark Dillon              Senior Vice President
               George Martinez          Senior Vice President
               D'Ray Moore              Vice President
               Dale Smith               Vice President
               Michael Burns            Vice President
               Bruce Treff              Assistant Secretary
               Annamaria Porcaro        Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:


Evergreen Trust:
     Evergreen Fund
     Evergreen Aggressive Growth Fund
Evergreen Income and Growth Fund (formerly Evergreen Total Return Fund) Evergreen Limited Market Fund, Inc.
Evergreen Growth and Income Fund
Evergreen Money Market Trust:
     Evergreen Money Market Fund
     Evergreen Institutional Money Market Fund
     Evergreen Institutional Treasury Money Market Fund
Evergreen American Retirement Trust:
     Evergreen American Retirement Fund
     Evergreen Small Cap Equity Income Fund
Evergreen Municipal Trust:
     Evergreen Tax Exempt Money Market Fund
     Evergreen Short-Intermediate Municipal Fund
     Evergreen Short-Intermediate Municipal Fund-California
     Evergreen Florida High Income Municipal Bond Fund
     Evergreen Institutional Tax Exempt Money Market Fund
Evergreen Equity Trust:
     Evergreen Global Real Estate Equity Fund
     Evergreen U.S. Real Estate Equity Fund
     Evergreen Global Leaders Fund
Evergreen Foundation Trust:
     Evergreen Foundation Fund
     Evergreen Tax Strategic Foundation Fund
Evergreen Investment Trust:
     Evergreen Emerging Markets Growth Fund
     Evergreen  International Equity Fund
     Evergreen  Balanced  Fund
     Evergreen  Value  Fund
     Evergreen  Utility  Fund
     Evergreen  Short-Intermediate  Bond Fund
     Evergreen  U.S.  Government  Fund
     Evergreen Florida Municipal Bond Fund
     Evergreen Georgia Municipal Bond Fund
     Evergreen  North  Carolina  Municipal  Bond Fund
     Evergreen  South Carolina Municipal Bond Fund
     Evergreen  Virginia  Municipal Bond Fund
     Evergreen High Grade Tax Free Fund
     Evergreen Treasury Money Market Fund
Evergreen Lexicon Trust:
     Evergreen Intermediate Term Government Securities Fund
     Evergreen Intermediate Term Bond Fund
Evergreen Tax Free Trust:
     Evergreen Pennsylvania Tax Free Money Market Fund
     Evergreen New Jersey Tax Free Income Fund
Evergreen Variable Trust:
     Evergreen VA Fund
     Evergreen VA Growth and Income Fund
     Evergreen VA Foundation Fund
     Evergreen VA Global Leaders Fund
     Evergreen VA Strategic Income Fund
     Evergreen VA Aggressive Growth Fund

Keystone Capital Preservation and Income Fund
Keystone Fund for Total Return
Evergreen Latin America Fund
Keystone Global Opportunities Fund
Keystone Global Resources and Development Fund
Keystone Intermediate Term Bond Fund
Keystone Omega Fund
Keystone Small Company Growth Fund II
Keystone State Tax Free Fund:
     Florida Tax Free Fund
     Massachusetts Tax Free Fund
     Pennsylvania Tax Free Fund
     New York Tax Free Fund
Keystone State Tax Free Fund- Series II:
     California Tax Free Fund
     Missouri Tax Free Fund
Keystone Strategic Income Fund
Keystone Tax Free Income Fund
Keystone Quality Bond Fund (B-1)
Keystone Diversified Bond Fund (B-2)
Keystone High Income Bond Fund (B-4)
Keystone Balanced Fund (K-1)
Keystone Strategic Growth Fund (K-2)
Keystone Growth and Income Fund (S-1)
Keystone Small Company Growth Fund (S-4)
Keystone Institutional Adjustable Rate Fund
Keystone Institutional Trust
Keystone International Fund Inc.
Keystone Precious Metals Holdings, Inc.
Keystone Tax Free Fund

Item 29(c). - Not applicable

Item 30. Location of Accounts and Records

         First Union Keystone, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank & Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, Massachusetts 02277

Item 31. Management Services

         Not Applicable.

Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

         (b) For information with respect to each officer and director of Registrant's principal underwriter, see the following pages.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, State of New York, on the 2nd day of September 1997.


                                       KEYSTONE BALANCED FUND (K-1)

                                       By: /s/ John J. Pileggi
                                           -----------------------------
                                           John J. Pileggi
                                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 87 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of September, 1997.


                                       /s/ Charles F. Chapin                /s/ William Walt Petit
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

                                        /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling                    /s/James S. Howell                 /s/ Russell A. Salton, III MD
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/Laurence B. Ashkin                   /s/ Leroy Keith, Jr.               /s/ Michael S. Scofield
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                        /s/Gerald M. McDonnell             /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonell                 Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell                   /s/Thomas L. McVerry
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee




*By:/s/ Terrence J. Cullen
-----------------------------
Terrence J. Cullen**
Attorney-in-Fact


     ** Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19). substantial involvement; and (ii) positions held with such organizations.

                             INDEX TO EXHIBITS


Exhibit Number    Exhibit
---------------   -------

    5              Investment Advisory Agreement

    6      (A)     Principal Underwriting Agreement
           (B)     Form of Dealer Agreement

    7      (A)     Sub-Administrator Agreement
           (B)     Proposed Form of Deferred Compensation Plan

    11            Independent Auditors' Consent

    17            Financial Data Schedule

    19            Powers of Attorney